Cover page	12 Months Ended
Dec. 31, 2023 shares
Document and Entity Information [abstract]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	Q8
Entity File Number	1-15200
Entity Registrant Name	Equinor ASA
Entity Current Reporting Status	Yes
Entity Address Address Line 1	Forusbeen 50
Entity Address City Or Town	Stavanger
Entity Address Postal Zip Code	N-4035
Entity Address Country	NO
Entity Filer Category	Large Accelerated Filer
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	Yes
Security 12g Title	None
Entity Common Stock Shares Outstanding	2,944,733,144
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Central Index Key	0001140625
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Ernst & Young AS
Icfr Auditor Attestation Flag	true
Auditor firm id	1572
Auditor Location	Stavanger, Norway
American Depositary Shares [member]
Document and Entity Information [abstract]
Trading Symbol	EQNR
Security 12g Title	American Depositary Shares
Security Exchange Name	NYSE
Ordinary shares, nominal value of NOK 2.50 each [member]
Document and Entity Information [abstract]
Trading Symbol	EQNR
Security 12g Title	Ordinary shares, nominal value of NOK 2.50
Security Exchange Name	NYSE
Business Contact [member]
Document and Entity Information [abstract]
Contact Personnel Name	Torgrim Reitan
Entity Address Address Line 1	Forusbeen 50
Entity Address City Or Town	Stavanger
Entity Address Postal Zip Code	N-4035
Entity Address Country	NO
City Area Code	47
Local Phone Number	5199-0000
Contact Personnel Fax Number	5199-0050